Allison Pristash
State Street
1 Lincoln Street
Mail Stop SFC 0805
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

March 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated March 2, 2020 to the prospectuses for the following funds:

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Currency Hedged MSCI Italy ETF

iShares Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI South Korea ETF

iShares Edge MSCI Min Vol Japan ETF

iShares JPX-Nikkei 400 ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan Value ETF

The purpose of this filing is to submit the 497 dated March 2, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.